THE GABELLI EQUITY INCOME FUND

                              FIRST QUARTER REPORT

                                DECEMBER 31, 2002

                                     * * * *

            MORNINGSTAR RATED(TM) GABELLI EQUITY INCOME FUND 4 STARS
          OVERALL AND FOR THE FIVE AND TEN-YEAR PERIODS ENDED 12/31/02
              AMONG 127 AND 44 U.S. DOMICILED MID-CAP VALUE FUNDS,
                        RESPECTIVELY. THE FUND WAS RATED
                3 STARS FOR THE THREE-YEAR PERIOD ENDED 12/31/02
                 AMONG 181 U.S. DOMICILED MID-CAP VALUE FUNDS.

TO OUR SHAREHOLDERS,

      Higher yielding equities held up quite well in the first half of 2002, before declining in the third quarter stock market dive. They recovered in the fourth quarter, but lagged the low-to-no dividend paying growth stocks that led the rally. The Gabelli Equity Income Fund (the "Fund") closed 2002 with a 7.73% loss, but significantly outperformed the Dow Jones Industrial Average and Standard & Poor's ("S&P") 500 Index, which declined 15.04% and 22.09%, respectively. More importantly to long-term shareholders, the Fund had a modestly positive average annualized return of 0.60% for the three-year period concluding at year-end 2002 -- one of the worst three-year periods in stock market history.

TABLE I
COMPARATIVE RESULTS
--------------------------------------------------------------------------------
             AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2002(A)(B)
             ------------------------------------------------------

                                                   SINCE
                                       QUARTER  INCEPTION(C)   10 YEAR     5 YEAR        3 YEAR      1 YEAR
                                       -------  ------------   -------     ------        ------      ------
  Gabelli Equity Income Fund .......... 9.72%      11.06%       11.19%       4.63%         0.60%      (7.73)%

  S&P 500 Index ....................... 8.43%       9.19%        9.34%      (0.58)%      (14.54)%    (22.09)%
  Nasdaq Composite Index ..............13.95%       7.77%        7.03%      (3.19)%      (31.02)%    (31.53)%
  Lipper Equity Income Fund Avg. ...... 7.38%       8.40%        8.21%      (0.17)%       (5.23)%    (16.33)%

(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The S&P 500 Index and the Nasdaq Composite Index are unmanaged indicators of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Performance for periods less than one year are not annualized.

(b)   The Fund's fiscal year ends September 30.

(c)   From commencement of investment operations on January 2, 1992.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The information pertaining to Morningstar contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for a variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. (C)2002 Morningstar, Inc. All Rights Reserved.

INVESTMENT RESULTS (a)(c)

                                      Calendar Quarter
                            ---------------------------------
                               1st       2nd     3rd    4th      Year
                               ---       ---     ---    ---      ----
2002:   Net Asset Value .... $14.91    $13.86  $11.93  $13.02   $13.02
        Total Return .......   4.2%     (6.6)% (13.5)%   9.7%    (7.7)%
----------------------------------------------------------------------------
2001:   Net Asset Value .... $14.50    $15.07  $13.88  $14.37   $14.37
        Total Return .......  (2.3)%     4.4%   (7.5)%   5.1%    (0.9)%
----------------------------------------------------------------------------
2000:   Net Asset Value .... $15.86    $15.86  $16.35  $14.91   $14.91
        Total Return .......   0.8%      0.8%    3.8%    5.6%    11.3%
----------------------------------------------------------------------------
1999:   Net Asset Value .... $16.39    $18.26  $17.58  $15.80   $15.80
        Total Return .......  (1.5)%    11.7%   (3.4)%   2.8%     9.3%
----------------------------------------------------------------------------
1998:   Net Asset Value .... $17.70    $17.72  $15.97  $16.70   $16.70
        Total Return .......  10.1%      0.5%   (9.7)%  12.7%    12.6%
----------------------------------------------------------------------------
1997:   Net Asset Value .... $14.27    $16.03  $17.39  $16.12   $16.12
        Total Return .......   1.2%     12.7%    8.8%    3.0%    27.9%
----------------------------------------------------------------------------
1996:   Net Asset Value .... $13.47    $13.54  $13.81  $14.16   $14.16
        Total Return .......   5.5%      1.0%    2.5%    8.0%    17.9%
----------------------------------------------------------------------------
1995:   Net Asset Value .... $11.56    $11.99  $12.65  $12.84   $12.84
        Total Return .......   8.5%      4.3%    6.1%    6.9%    28.3%
----------------------------------------------------------------------------
1994:   Net Asset Value .... $11.26    $11.08  $11.54  $10.72   $10.72
        Total Return .......  (2.2)%    (0.8)%   4.9%   (0.7)%    1.1%
----------------------------------------------------------------------------
1993:   Net Asset Value .... $11.35    $11.72  $12.15  $11.57   $11.57
        Total Return .......   7.4%      3.8%    4.2%    1.5%    17.9%
----------------------------------------------------------------------------
1992:   Net Asset Value .... $10.19    $10.36  $10.40  $10.64   $10.64
        Total Return .......   2.4%(b)   2.3%    1.1%    3.7%     9.8%(b)
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 Average Annual Returns - December 31, 2002 (a)
                 ----------------------------------------------
            1 Year .......................................... (7.73)%
            5 Year ..........................................  4.63%
            10 Year ......................................... 11.19%
            Life of Fund (b) ................................ 11.06%

--------------------------------------------------------------------------------
(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. (b) From commencement of investment operations on January 2, 1992. (c) The Fund's fiscal year ends September 30.
--------------------------------------------------------------------------------

DIVIDENDS

      Our Fund has paid quarterly distributions since 1994. Beginning in 2003, the Fund will make monthly distributions. Equities have provided the highest total return over the past 70 years among Bonds and Treasury Bills. The current income component, that the dividends received from equity holdings provide, serves as a cushion to lessen the impact of losses within a portfolio. Here are some points to note:

      o Over the past 70 years, almost half of the total return from common stocks has come from the dividend.

      [GRAPHIC OMITTED]

      E  P

      P  M

      S  V

      MANAGEMENT

      CASH FLOW

      RESEARCH

S&P 500 Returns With and Without Dividends

Ned Davis Research supplied the data and prepared this line chart. The first line charts the total return of the S&P 500 Index from 1930 through 2002. The line starts at the 100 level on January 31, 1930, and dips down to about 20 after the first two years, but then steadily rises for the length of the chart to end at 79,616.2 on December 31, 2002. The second line (dotted line) charts the return of the S&P 500 Index without dividends reinvested. This second line follows the general trend and direction of the first line, but finishes at a much lower level of 3,860.6 on December 31, 2002. The third and final line is in a separate chart below the first chart, and charts the percentage of the total return that came from re-invested dividends, based on the final dollar amounts. This line starts at 0% in 1930 and initially rises sharply and then levels off and ends at the 95.2% level on December 31, 2002.

--------------------------------------------------------------------------------
A hard copy is available by calling the Gabelli Mathers Fund at 800-962-3863.


      o The more consistent current return minimizes the fluctuations that capital appreciation often experiences.

      o Current returns from monthly dividends can either be taken in cash or reinvested.

COMMENTARY

AND NOW, YOUR LOCAL WEATHER

      Weathermen tend to hedge their bets. When they are really not quite sure what kind of weather to expect, their next day forecast is either "partly cloudy" or "partly sunny." I've never understood the distinction between these two forecasts, but appreciate the fact that often the best weathermen don't really know which way the wind blows. The same can be said for economists and market prognosticators.

      As we prepare this letter, the economic picture is either partly cloudy or partly sunny. The clouds come in several forms: poor Christmas retail sales indicating the consumer may be running out of gas; an ongoing capital spending drought; rapidly rising oil prices resulting from fear of a supply disruption if we go to war with Iraq; and the general strike in Venezuela that has crippled oil production.

      However, there are also some rays of sunshine, most notably historically low interest rates still working through the system, the continued health of the critical housing and auto sectors, the possible passage of the Bush Administration's more aggressive economic stimulus package and the potential for lower oil prices resulting from a successful resolution of the Iraq problem and Venezuelan supply coming back to market.

      Although consumers pulled back this Christmas, we think they will continue to spend enough to sustain the economic recovery until corporate managers regain confidence and start spending again. We believe the changing of the guard in the Bush Administration's economic team foreshadowed a commitment to further economic stimulus. With the most recent proposed economic package, everything seems to be on the table including accelerated tax cuts to businesses and individuals as well as the elimination of the double taxation on dividends, which would be particularly beneficial to income-oriented equity investors. We are also confident that America and its allies will succeed in their goal of ending Saddam Hussein's reign in Iraq, helping bring oil prices lower and removing a very real threat to a global economic recovery.

      Will this be enough economic sunshine to support a stock market picnic? In our opinion, yes, but it will be a modest affair with stocks making grudging progress in the year ahead. Of course, we hope to do better by identifying the most fundamentally attractive higher-dividend paying equities.

INVESTMENT SCORECARD

      Beaten down telecommunications stocks came back strong during the past quarter, dominating the top of our performance charts. Sprint PCS, France
Telecom, Qwest and Broadwing were at the top of the list. High-yielding companies such as Eastman Kodak and J.P. Morgan also posted solid gains during the quarter. Although our utilities investments were mixed, Allegheny Energy, SEMCO Energy and Northeast Utilities were among our biggest portfolio disappointments.

LET'S TALK STOCKS

      The following are stock specifics on selected holdings of our Fund. Favorable earnings prospects do not necessarily translate into higher stock prices, but they do express a positive trend that we believe will develop over time.

AMERICAN EXPRESS CO. (AXP - $35.35 - NYSE), one of the most widely recognized brands around the world, is focused on increasingly cross-selling financial products and services to its customers. The company consists of three segments: its Travel Related Services business, which contributes approximately 80% of revenues, provides charge cards, credit cards, travelers cheques, and travel services to corporations and consumers; American Express Financial Advisors, which contributes approximately 17% of revenues, provides investment advisory services and financial products such as mutual funds, insurance, and annuities; finally, American Express Bank, which accounts for approximately 3% of revenues, offers banking services to other financial institutions, wholesale banking for corporations, and private banking for high net worth individuals. The company's long-term goal is to deliver revenue growth of at least 8% and earnings per share ("EPS") growth between 12% and 15%.

DQE INC. (DQE - $15.24 - NYSE) is another consolidation play whose stock price fell sharply in the second quarter when the company came to market with a very large equity offering. DQE is the holding company for the electric utility in Pittsburgh called Duquesne Light. The company sold off nearly all of its power plants when the state of Pennsylvania moved toward utility deregulation a few years ago. DQE's back-to-basics strategy involves divesting non-utility businesses. DQE has an agreement to sell off its water utility business and plans to use the proceeds to pay down debt. DQE closed on the sale of its propane business in December 2002. The company is surrounded by several utilities that are much larger and we think that its relatively low stock price makes it an attractive takeover target.

ENERGIZER HOLDINGS INC. (ENR - $27.90 - NYSE) became an independent company after it was spun-off from Ralston Purina in April 2000. Energizer manufactures, markets and sells dry cell batteries and lighting products worldwide. Their portfolio of products includes alkaline, lithium, rechargeable and miniature batteries along with flashlights and lanterns under the Energizer and Eveready brand names.

HEINZ (H.J.) CO. (HNZ - $32.87 - NYSE) is a manufacturer and marketer of processed foods, including condiments and frozen meals. On December 20, 2002 the company completed the spin-off of certain businesses, including U.S. Starkist Tuna, North America pet products, U.S. infant feeding, College Inn broth and U.S. private label soup to Del Monte Foods Company. Each Heinz shareholder received approximately 0.44 shares of the new Del Monte stock and as a result, Heinz shareholders own around 74.5% of the new company. Following this deal, Heinz reorganized its U.S. operations into two segments -- Away from Home, to focus on foodservice, and Consumer Products, centered on retail business. These units consist of North American ketchup, condiment, sauces and frozen meals businesses in addition to their International food businesses.

KNIGHT RIDDER INC. (KRI - $63.25 - NYSE), headquartered in San Jose, California, is the country's second largest newspaper publisher. The company publishes 32 daily newspapers in 28 markets throughout the United States with circulation of
3.9 million daily and 5.3 million on Sundays. Knight Ridder is the only pure play newspaper company with such a high concentration of papers in major metropolitan markets including Philadelphia, San Jose, Fort Worth, Detroit, and Miami. Prominent publications include THE PHILADELPHIA INQUIRER, THE MIAMI HERALD, and THE MERCURY NEWS in San Jose.

VERIZON COMMUNICATIONS (VZ - $38.75 - NYSE) was formed by the merger of Bell Atlantic and GTE, and pooling the wireless assets of the combined company with U.S. assets of Vodafone Group plc (VOD - $18.12 - NYSE). Verizon is the largest domestic local phone provider with about 64 million access lines and is also the largest national wireless carrier servicing over 30 million wireless customers. Verizon is a major data service provider and a key player in print and on-line directory information business. Verizon's global presence extends to 40 countries in the Americas, Europe, Asia and the Pacific.

WESTAR ENERGY INC. (WR - $9.90 - NYSE) is a stock with a very low valuation relative to the sum of its parts. Westar's share price has fallen sharply over the past twelve months because the company failed to execute its plans to sell the electric utility operations to PNM Resources (PNM - $23.82 - NYSE), also because of disappointing rate orders from regulators in Kansas. During the fourth quarter of 2002, Westar's top two officers resigned, prompting the hiring of a new CEO and COO. Both of these individuals are experienced utility executives who we think can turn the company around and, in particular, improve Westar's relationship with state regulators. We think that Westar's ongoing effort to divest its 45% ownership stake in ONEOK (OKE - $19.20 - NYSE) is a smart move. We would expect Westar to use the profits from the ONEOK sale to pay off a large portion of the holding company's debt. We also think that Westar is going to divest much or all of its 85% ownership stake in Protection One (POI - $2.00 - NYSE), the nation's second largest monitored security company. The loss on the sale of the Protection One shares could be used to offset Westar's taxable gain on the sale of the ONEOK shares.

MINIMUM INITIAL INVESTMENT - $1,000

      The Fund's minimum initial investment for regular accounts is $1,000. There are no subsequent investment minimums. No initial minimum is required for those establishing an Automatic Investment Plan. Additionally, the Fund and other Gabelli Funds are available through the no-transaction fee programs at many major brokerage firms.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In  our  efforts  to  bring  our   shareholders   more  timely   portfolio
information, Gabelli Fund's portfolio managers regularly participate in chat sessions as reflected below.

                          FEBRUARY                          MARCH                APRIL
                          --------                          -----                -----
      1st Tuesday         Howard Ward                       Howard Ward          Howard Ward
      1st Wednesday       Walter Walsh & Laura Linehan      Caesar Bryan         Charles Minter & Martin Weiner
      2nd Wednesday       Caesar Bryan                      Susan Byrne          Susan Byrne
      3rd Wednesday       Elizabeth Lilly                   Henry Van der Eb     Ivan Arteaga
      4th Wednesday       Barbara Marcin                    Barbara Marcin       Walter Walsh & Laura Linehan
      5th Wednesday                                                              Barbara Marcin

      All chat sessions start at 4:15 PM (Eastern Time). Please arrive early, as participation is limited.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

IN CONCLUSION

      We have been mired in one of the longest and most painful bear markets in history. Throughout, dividends have served as a floor for stock prices and income-oriented equity investors have fared far better than most. We are disappointed the Fund declined during the calendar year, but quite proud of the fact that over the last three years, we have preserved our shareholders capital. Looking towards 2003, we expect a somewhat more benign market in which high quality dividend paying stocks will continue to attract favorable investor attention.

      The Fund's daily net asset value is available in the financial press and each evening after 6:00 PM (Eastern Time) by calling 800-GABELLI (800-422-3554). The Fund's Nasdaq symbol is GABEX. Please call us during the business day for further information.

                                                    Sincerely,

                                                    /S/ MARIO J. GABELLI

                                                    MARIO J. GABELLI, CFA
                                                    Portfolio Manager and
                                                    Chief Investment Officer
February 10, 2003


NOTE: The views expressed in this report reflect those of the portfolio manager only through the end of the period stated in this report. The manager's views are subject to change at any time based on market and other conditions.

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
     SHARES                                         VALUE
     ------                                        ------
             COMMON STOCKS -- 78.5%
             AEROSPACE -- 1.1%
     25,000  Boeing Co. .......................$    824,750
      5,000  Lockheed Martin Corp. ............     288,750
      7,000  Northrop Grumman Corp. ...........     679,000
     10,000  Raytheon Co. .....................     307,500
      2,000  Rockwell Automation Inc. .........      41,420
      2,000  Rockwell Collins Inc. ............      46,520
                                               ------------
                                                  2,187,940
                                               ------------
             AUTOMOTIVE -- 0.3%
      4,500  Ford Motor Co. ...................      41,850
     15,000  General Motors Corp. .............     552,900
                                               ------------
                                                    594,750
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.9%
      4,000  ArvinMeritor Inc. ................      66,680
     60,000  Dana Corp. .......................     705,600
      6,400  Ethyl Corp.+ .....................      41,536
     25,000  GenCorp Inc. .....................     198,000
     72,000  Genuine Parts Co. ................   2,217,600
      2,500  Johnson Controls Inc. ............     200,425
     18,000  Modine Manufacturing Co. .........     318,240
      4,000  Tenneco Automotive Inc.+ .........      16,160
                                               ------------
                                                  3,764,241
                                               ------------
             AVIATION: PARTS AND SERVICES -- 1.0%
     25,000  Barnes Group Inc. ................     508,750
     11,500  Curtiss-Wright Corp. .............     733,930
      5,048  Curtiss-Wright Corp., Cl. B ......     314,490
      8,000  United Technologies Corp. ........     495,520
                                               ------------
                                                  2,052,690
                                               ------------
             BROADCASTING -- 0.0%
     20,000  Granite Broadcasting Corp.+ ......      41,000
                                               ------------
             BUSINESS SERVICES -- 0.4%
      6,000  Donnelley (R.H.) Corp.+ ..........     175,860
        500  Imation Corp.+ ...................      17,540
      1,500  Landauer Inc. ....................      52,125
     23,000  New England Business Service Inc.      561,200
        100  SYNAVANT Inc.+ ...................          93
                                               ------------
                                                    806,818
                                               ------------
             CABLE -- 0.4%
     35,585  Comcast Corp., Cl. A+ ............     838,739
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 0.2%
     38,000  Corning Inc.+ ....................     125,780
     30,000  Motorola Inc. ....................     259,500
                                               ------------
                                                    385,280
                                               ------------

                                                   MARKET
     SHARES                                         VALUE
     ------                                        ------
             COMPUTER HARDWARE -- 0.1%
        300  International Business
               Machines Corp. .................$     23,250
     13,000  Xerox Corp.+ .....................     104,650
                                               ------------
                                                    127,900
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.1%
      5,000  Electronic Data Systems Corp. ....      92,150
     20,000  EMC Corp.+ .......................     122,800
                                               ------------
                                                    214,950
                                               ------------
             CONSUMER PRODUCTS -- 6.8%
      1,000  Clorox Co. .......................      41,250
     52,000  Eastman Kodak Co. ................   1,822,080
     18,000  Energizer Holdings Inc.+ .........     502,200
     74,000  Gallaher Group plc, ADR ..........   2,900,800
     35,000  Gillette Co. .....................   1,062,600
     36,000  Maytag Corp. .....................   1,026,000
     32,000  National Presto Industries Inc. ..     940,160
     72,000  Philip Morris Companies Inc. .....   2,918,160
     13,000  Procter & Gamble Co. .............   1,117,220
     10,200  Rothmans Inc. ....................     186,789
     14,000  Unilever NV, ADR .................     863,940
                                               ------------
                                                 13,381,199
                                               ------------
             CONSUMER SERVICES -- 0.3%
     22,000  Rollins Inc. .....................     559,900
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 3.1%
      2,500  3M Company .......................     308,250
     22,000  Acuity Brands Inc. ...............     297,880
     30,000  Cooper Industries Ltd., Cl. A ....   1,093,500
     42,000  GATX Corp. .......................     958,440
      3,000  General Electric Co. .............      73,050
      5,000  Harbor Global Co. Ltd. ...........      34,000
     80,000  Honeywell International Inc. .....   1,920,000
     20,000  Sensient Technologies Corp. ......     449,400
     18,000  Thomas Industries Inc. ...........     469,080
      3,000  Trinity Industries Inc. ..........      56,880
     29,000  Tyco International Ltd. ..........     495,320
                                               ------------
                                                  6,155,800
                                               ------------
             ELECTRONICS -- 1.0%
     20,000  Intel Corp. ......................     311,400
     70,000  Texas Instruments Inc. ...........   1,050,700
     40,000  Thomas & Betts Corp.+ ............     676,000
                                               ------------
                                                  2,038,100
                                               ------------
             ENERGY AND UTILITIES: ELECTRIC -- 3.7%
     14,000  American Electric Power
               Company Inc. ...................     382,620
     80,000  Cinergy Corp. ....................   2,697,600
     15,000  DTE Energy Co. ...................     696,000
    100,000  El Paso Electric Co.+ ............   1,100,000

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
     SHARES                                         VALUE
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: ELECTRIC (CONTINUED)
     10,000  FPL Group Inc. ...................  $  601,300
     15,000  Great Plains Energy Inc. .........     343,200
     80,000  Northeast Utilities ..............   1,213,600
      5,000  UIL Holdings Corp. ...............     174,350
                                               ------------
                                                  7,208,670
                                               ------------
             ENERGY AND UTILITIES: INTEGRATED -- 9.4%
     33,000  Allegheny Energy Inc. ............     249,480
     90,000  Aquila Inc. ......................     159,300
     44,000  BP plc, ADR ......................   1,788,600
     42,000  Burlington Resources Inc. ........   1,791,300
     40,000  CH Energy Group Inc. .............   1,865,200
     72,000  Constellation Energy Group Inc. ..   2,003,040
      5,000  Dominion Resources Inc. ..........     274,500
    100,000  DQE Inc. .........................   1,524,000
    110,000  Duke Energy Corp. ................   2,149,400
    100,000  El Paso Corp. ....................     696,000
     40,000  Energy East Corp. ................     883,600
     29,000  Eni SpA ..........................     461,032
     30,000  NSTAR ............................   1,331,700
     10,000  Progress Energy Inc. .............     433,500
     15,000  Progress Energy Inc., CVO+ .......       2,400
      4,000  Public Service Enterprise
               Group Inc. .....................     128,400
     10,000  ScottishPower plc, ADR ...........     229,200
     80,000  TECO Energy Inc. .................   1,237,600
     29,000  TXU Corp. ........................     541,720
     70,000  Westar Energy Inc. ...............     693,000
                                               ------------
                                                 18,442,972
                                               ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 2.3%
     50,000  AGL Resources Inc. ...............   1,215,000
     32,500  ONEOK Inc. .......................     624,000
      3,000  Peoples Energy Corp. .............     115,950
     12,000  Piedmont Natural Gas Co. Inc. ....     424,200
     19,000  SEMCO Energy Inc. ................     115,900
     15,269  Southern Union Co.+ ..............     251,939
     75,000  Southwest Gas Corp. ..............   1,758,750
                                               ------------
                                                  4,505,739
                                               ------------
             ENERGY AND UTILITIES: OIL -- 7.4%
     41,260  ChevronTexaco Corp. ..............   2,742,965
     54,093  ConocoPhillips ...................   2,617,560
     15,000  Devon Energy Corp. ...............     688,500
    100,000  Exxon Mobil Corp. ................   3,494,000
     20,000  Kerr-McGee Corp. .................     886,000
     78,000  Royal Dutch Petroleum Co. ........   3,433,560
      8,759  Total Petroleum of North
               America Ltd., ADR ..............     626,269
                                               ------------
                                                 14,488,854
                                               ------------

                                                   MARKET
     SHARES                                         VALUE
     ------                                        ------
             ENERGY AND UTILITIES: SERVICES -- 0.7%
     50,000  Halliburton Co. ..................$    935,500
     13,000  Schlumberger Ltd. ................     547,170
                                               ------------
                                                  1,482,670
                                               ------------
             ENERGY AND UTILITIES: WATER -- 0.2%
     15,000  Philadelphia Suburban Corp. ......     309,000
                                               ------------
             ENTERTAINMENT -- 1.4%
     20,000  AOL Time Warner Inc.+ ............     262,000
     18,000  Fox Entertainment Group
               Inc., Cl. A+ ...................     466,740
    120,000  The Walt Disney Co. ..............   1,957,200
      2,000  Viacom Inc., Cl. A+ ..............      81,620
                                               ------------
                                                  2,767,560
                                               ------------
             ENVIRONMENTAL SERVICES -- 0.2%
     20,000  Waste Management Inc. ............     458,400
                                               ------------
             EQUIPMENT AND SUPPLIES -- 1.0%
      3,000  Caterpillar Inc. .................     137,160
     24,000  Deere & Co. ......................   1,100,400
      1,000  Imagistics International Inc.+ ...      20,000
      1,500  Ingersoll-Rand Co., Cl. A ........      64,590
      1,500  Minerals Technologies Inc. .......      64,725
      2,000  Parker-Hannifin Corp. ............      92,260
     18,000  Smith (A.O.) Corp. ...............     486,180
                                               ------------
                                                  1,965,315
                                               ------------
             FINANCIAL SERVICES -- 13.2%
      5,000  Aegon NV, ADR ....................      64,150
      3,500  Alleghany Corp. ..................     621,250
      5,000  Allstate Corp. ...................     184,950
     63,000  American Express Co. .............   2,227,050
     44,000  Argonaut Group Inc. ..............     649,000
      5,000  Banco Popular Espanol SA .........     204,466
     18,000  Banco Santander Central
               Hispano SA, ADR ................     126,900
      2,000  Banco Santander Chile, ADR .......      37,260
      9,052  Bank of America Corp. ............     629,748
     30,000  Bank of New York Co. Inc. ........     718,800
     20,000  Bank One Corp. ...................     731,000
     36,000  Bankgesellschaft Berlin AG+ ......      75,553
      6,000  Banque Nationale de Paris ........     244,478
      2,500  Bear Stearns Companies Inc. ......     148,500
      1,000  Block (H&R) Inc. .................      40,200
     50,000  CIT Group Inc. ...................     980,000
      5,000  Citigroup Inc. ...................     175,950
     50,000  Commerzbank AG, ADR ..............     394,550
     34,000  Deutsche Bank AG, ADR ............   1,544,620
      2,000  Dun and Bradstreet Corp.+ ........      68,980
      3,500  Fannie Mae .......................     225,155
     10,000  Fidelity National Corp. ..........     100,000
     80,000  FleetBoston Financial Corp. ......   1,944,000
     25,000  Huntington Bancshares Inc. .......     467,750

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
     SHARES                                         VALUE
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
      5,000  John Hancock Financial
               Services Inc. .................. $   139,500
     50,000  JP Morgan Chase & Co. ............   1,200,000
     10,000  Leucadia National Corp. ..........     373,100
     50,000  Mellon Financial Corp. ...........   1,305,500
     20,000  Merrill Lynch & Co. Inc. .........     759,000
      2,000  MONY Group Inc. ..................      47,880
      4,000  Moody's Corp. ....................     165,160
      3,000  Municipal Mortgage & Equity LLC ..      76,350
      6,000  Northern Trust Corp. .............     210,300
     70,000  Phoenix Companies Inc. ...........     532,000
     30,000  PNC Financial Services Group .....   1,257,000
     20,000  Schwab (Charles) Corp. ...........     217,000
     25,000  St. Paul Companies Inc. ..........     851,250
     42,000  Sterling Bancorp .................   1,105,440
     12,000  SunTrust Banks Inc. ..............     683,040
     15,000  T. Rowe Price Group Inc. .........     409,200
      2,000  Travelers Property Casualty
               Corp., Cl. A+ ..................      29,300
     33,000  Unitrin Inc. .....................     964,260
     45,000  Wachovia Corp. ...................   1,639,800
      3,000  Waddell & Reed Financial
               Inc., Cl. A ....................      59,010
     40,000  Wilmington Trust Corp. ...........   1,267,200
                                               ------------
                                                 25,895,600
                                               ------------
             FOOD AND BEVERAGE -- 3.5%
      8,000  Allied Domecq plc, ADR ...........     209,920
     22,000  Coca-Cola Amatil Ltd., ADR .......     130,572
     20,000  Coca-Cola Co. ....................     876,400
     10,000  Corn Products International Inc. .     301,300
     22,330  Del Monte Foods Co.+ .............     171,941
     40,000  Diageo plc, ADR ..................   1,752,000
      3,000  Dreyer's Grand Ice Cream Inc. ....     212,880
     50,000  Heinz (H.J.) Co. .................   1,643,500
      3,000  Hershey Foods Corp. ..............     202,320
     25,000  Kellogg Co. ......................     856,750
      2,000  Nestle SA ........................     423,812
     10,000  Panamerican Beverages Inc., Cl. A      207,800
                                               ------------
                                                  6,989,195
                                               ------------
             HEALTH CARE -- 3.7%
      3,000  Abbott Laboratories ..............     120,000
      4,000  Aventis SA, ADR ..................     216,760
     27,000  Baxter International Inc. ........     756,000
     68,000  Bristol-Myers Squibb Co. .........   1,574,200
     15,000  Dianon Systems Inc.+ .............     715,650
      5,276  GlaxoSmithKline plc, ADR .........     197,639
      4,000  Johnson & Johnson ................     214,840
     32,000  Merck & Co. Inc. .................   1,811,520
     10,000  Pfizer Inc. ......................     305,700
     32,000  Pharmacia Corp. ..................   1,337,600
        200  Zimmer Holdings Inc.+ ............       8,304
                                               ------------
                                                  7,258,213
                                               ------------

                                                   MARKET
     SHARES                                         VALUE
     ------                                        ------
             HOTELS AND GAMING -- 0.5%
     40,000  Starwood Hotels & Resorts
               Worldwide Inc. .................$    949,600
                                               ------------
             METALS AND MINING -- 0.3%
     30,000  Freeport-McMoRan Copper &
               Gold Inc., Cl. B+ ..............     503,400
                                               ------------
             PAPER AND FOREST PRODUCTS -- 0.2%
      4,000  MeadWestvaco Corp. ...............      98,840
     11,000  Pactiv Corp.+ ....................     240,460
                                               ------------
                                                    339,300
                                               ------------
             PUBLISHING -- 1.9%
     12,000  Dow Jones & Co. Inc. .............     518,760
      8,000  Knight-Ridder Inc. ...............     506,000
     10,000  McGraw-Hill Companies Inc. .......     604,400
      3,008  News Corp. Ltd., ADR .............      78,960
     42,700  Reader's Digest Association Inc. .     644,770
        560  Seat-Pagine Gialle SpA+ ..........         381
     10,000  Tribune Co. ......................     454,600
      1,200  Washington Post Co., Cl. B .......     885,600
                                               ------------
                                                  3,693,471
                                               ------------
             RETAIL -- 1.8%
     20,000  Albertson's Inc. .................     445,200
      2,500  Griffin Land & Nurseries Inc.+ ...      36,225
     30,000  Gucci Group NV, ADR ..............   2,748,000
      2,000  Safeway Inc.+ ....................      46,720
      2,000  Sears, Roebuck & Co. .............      47,900
     10,000  Weis Markets Inc. ................     310,500
                                               ------------
                                                  3,634,545
                                               ------------
             SATELLITE -- 0.2%
     35,000  General Motors Corp., Cl. H+ .....     374,500
                                               ------------
             SPECIALTY CHEMICALS -- 1.4%
     27,000  Albemarle Corp. ..................     768,150
      1,200  Celenese AG + ....................      26,112
      1,611  Dow Chemical Co. .................      47,847
      8,000  E.I. du Pont de Nemours and Co. ..     339,200
     10,000  Ferro Corp. ......................     244,300
     34,000  Great Lakes Chemical Corp. .......     811,920
      1,500  IMC Global Inc. ..................      16,005
     15,458  Monsanto Co. .....................     297,566
     20,000  Omnova Solutions Inc.+ ...........      80,600
      2,000  Quaker Chemical Corp. ............      46,400
                                               ------------
                                                  2,678,100
                                               ------------
             TELECOMMUNICATIONS -- 8.3%
      8,000  ALLTEL Corp. .....................     408,000
     25,000  AT&T Corp. .......................     652,750
     60,000  BCE Inc. .........................   1,080,600
     54,000  BellSouth Corp. ..................   1,396,980
    180,000  Broadwing Inc.+ ..................     633,600
    300,000  BT Group plc .....................     941,801
     24,000  BT Group plc, ADR ................     751,920

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
     SHARES                                         VALUE
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
     40,000  Cable & Wireless plc, ADR ........$     93,200
     20,000  Citizens Communications Co.+ .....     211,000
     38,000  Deutsche Telekom AG, ADR .........     482,600
     18,000  France Telecom SA, ADR ...........     319,860
    300,000  Qwest Communications
               International Inc.+ ............   1,500,000
     80,000  SBC Communications Inc. ..........   2,168,800
     40,000  Sprint Corp. - FON Group .........     579,200
      1,000  Telecom Italia SpA, ADR ..........      75,980
      7,575  Telefonica SA, ADR+ ..............     201,268
     12,000  TELUS Corp. ......................     132,550
    122,000  Verizon Communications Inc. ......   4,727,500
      2,090  WilTel Communications Inc.+ ......      33,001
                                               ------------
                                                 16,390,610
                                               ------------
             WIRELESS COMMUNICATIONS -- 0.5%
    109,000  AT&T Wireless Services Inc.+ .....     615,850
    300,000  mm02 plc+ ........................     213,717
     20,000  mm02 plc, ADR+ ...................     143,000
     10,000  Sprint Corp. - PCS Group+ ........      43,800
                                               ------------
                                                  1,016,367
                                               ------------
             TOTAL COMMON STOCKS .............. 154,501,388
                                               ------------
             PREFERRED STOCKS -- 8.6%
             AUTOMOTIVE -- 0.3%
      2,000  Ford Motor Co. Capital Trust II,
              6.500% Cv. Pfd. .................      81,700
             General Motors Corp.,
     15,000   5.250% Cv. Pfd., Ser. B .........     346,500
      4,000   4.500% Cv. Pfd., Ser. A .........      97,720
                                               ------------
                                                    525,920
                                               ------------
             AVIATION: PARTS AND SERVICES -- 0.1%
      5,000  Coltec Capital Trust,
              5.250% Cv. Pfd. .................     147,937
                                               ------------
             BROADCASTING -- 2.5%
     69,000  CVC Equity Securities Trust I,
              6.500% Cv. Pfd. .................   1,383,450
      2,319  Granite Broadcasting Corp.,
              12.750% Pfd. ....................   1,275,453
        100  Gray Television Inc.,
              8.000% Cv. Pfd., Ser. C (b)(c) ..   1,020,000
     64,000  Rainbow Equity Securities Trust II,
              6.250% Cv. Pfd. .................   1,285,760
                                               ------------
                                                  4,964,663
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 0.2%
      1,100  Lucent Technologies Capital Trust I,
              7.750% Cv. Pfd. .................     451,000
                                               ------------

                                                   MARKET
     SHARES                                         VALUE
     ------                                        ------
             DIVERSIFIED INDUSTRIAL -- 0.0%
     25,000  WHX Corp.,
              $3.75 Cv. Pfd., Ser. B+ .........$     95,500
                                               ------------
             ENTERTAINMENT -- 0.0%
      3,000  Metromedia International Group Inc.,
              7.250% Cv. Pfd.+ (c) ............       5,700
                                               ------------
             EQUIPMENT AND SUPPLIES -- 0.4%
     10,800  Sequa Corp.,
              $5.00 Cv. Pfd. ..................     799,200
                                               ------------
             METALS AND MINING -- 0.0%
      6,000  Freeport-McMoRan Copper & Gold Inc.,
              7.000% Cv. Pfd. .................     116,640
                                               ------------
             PAPER AND FOREST PRODUCTS -- 1.1%
     49,000  Sealed Air Corp.,
              $2.00 Cv. Pfd., Ser. A ..........   2,087,400
                                               ------------
             PUBLISHING -- 0.0%
      1,504  News Corp. Ltd., Pfd., ADR .......      34,065
                                               ------------
             SPECIALTY CHEMICALS -- 0.9%
     81,000  Hercules Trust I,
              9.420% Pfd. .....................   1,745,550
                                               ------------
             TELECOMMUNICATIONS -- 3.1%
        100  Broadwing Communications,
              12.500% Pfd., Ser. B ............       9,875
     34,000  Broadwing Inc.,
              6.750% Cv. Pfd., Ser. B .........     714,000
     35,200  Citizens Communications Co.,
              5.000% Cv. Pfd. .................   1,672,000
     39,000  CSC Holdings Inc.,
              11.125% Cv. Pfd., Ser. M ........   3,636,750
                                               ------------
                                                  6,032,625
                                               ------------
             TOTAL PREFERRED STOCKS ...........  17,006,200
                                               ------------
    PRINCIPAL
     AMOUNT
    ---------
             CORPORATE BONDS -- 5.5%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.1%
 $1,000,000  GenCorp Inc., Sub. Deb. Cv.,
              5.750%, 04/15/07 (b) ............     850,000
    500,000  GenCorp Inc., Sub. Deb. Cv.,
              5.750%, 04/15/07 ................     425,000
  1,000,000  Standard Motor Products Inc., Sub. Deb. Cv.,
              6.750%, 07/15/09 ................     773,750
    100,000  Tenneco Automotive Inc.,
              11.625%, 10/15/09 ...............      68,500
                                               ------------
                                                  2,117,250
                                               ------------

THE GABELLI EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
   PRINCIPAL                                       MARKET
    AMOUNT                                          VALUE
   --------                                        ------
             CORPORATE BONDS (CONTINUED)
             BUSINESS SERVICES -- 0.0%
 $  100,000  BBN Corp., Sub. Deb. Cv.,
              6.000%, 04/01/12+ (a)(c) ........$          0
                                               ------------
             CABLE -- 0.2%
  2,200,000  Charter Communications Inc., Cv.,
              4.750%, 06/01/06 ................     404,250
                                               ------------
             ELECTRONICS -- 1.4%
  2,800,000  Agere Systems Inc., Sub. Deb. Cv.,
              6.356%, 12/15/09 ................   2,194,500
  1,100,000  Oak Industries Inc., Sub. Deb. Cv.,
              4.875%, 03/01/08 ................     668,250
                                               ------------
                                                  2,862,750
                                               ------------
             ENERGY AND UTILITIES -- 0.4%
  2,000,000  Mirant Corp., Sub. Deb. Cv.,
              2.500%, 06/15/21 ................     752,500
                                               ------------
             FOOD AND BEVERAGE -- 0.1%
    300,000  Packaged Ice Inc.,
              9.750%, 02/01/05 ................     235,875
                                               ------------
             HEALTH CARE -- 1.0%
  2,000,000  IVAX Corp., Sub. Deb. Cv.,
              5.500%, 05/15/07 ................   1,787,500
    200,000  Twin Laboratories Inc., Sub. Deb. Cv.,
              10.250%, 05/15/06 ...............      94,000
                                               ------------
                                                  1,881,500
                                               ------------
             HOTELS AND GAMING -- 1.3%
  2,600,000  Hilton Hotels Corp., Sub. Deb. Cv.,
              5.000%, 05/15/06 ................   2,502,500
                                               ------------
             TOTAL CORPORATE BONDS ............  10,756,625
                                               ------------

   PRINCIPAL                                       MARKET
    AMOUNT                                          VALUE
   --------                                        ------
             U.S. GOVERNMENT OBLIGATIONS -- 6.3%
$12,317,000  U.S.  Treasury Bills,
              1.070% to 1.650%++,
              01/02/03 to 03/27/03 ............$ 12,302,823
                                               ------------
             TOTAL INVESTMENTS -- 98.9%
              (Cost $195,606,160) ............. 194,567,036

             OTHER ASSETS AND
               LIABILITIES (NET) -- 1.1% ......   2,140,225
                                               ------------
             NET ASSETS -- 100.0% .............$196,707,261
                                               ------------
----------------
 (a)  Security in default.
 (b)  Security exempt from registration under Rule 144A of the Securities
      Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the market value of Rule
      144A securities amounted to $1,870,000 or 0.95% of total net assets.
 (c) Securities fair valued under procedures established by the Board of Directors.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
CVO - Contingent Value Obligation.

--------------------------------------------------------------------------------
                                SELECTED HOLDINGS
                                DECEMBER 31, 2002
                                -----------------
American Express Co.                                Heinz (H.J.) Co.
Cinergy Corp.                                       Knight Ridder Inc.
DQE Inc.                                            Sensient Technologies Corp.
Energizer Holdings Inc.                             Verizon Communications
Genuine Parts Co.                                   Westar Energy Inc.
--------------------------------------------------------------------------------

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                              Karl Otto Pohl
CHAIRMAN AND CHIEF                                 FORMER PRESIDENT
INVESTMENT OFFICER                                 DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                                Anthony R. Pustorino
ATTORNEY-AT-LAW                                    CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                          PROFESSOR EMERITUS
                                                   PACE UNIVERSITY

Vincent D. Enright                                 Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                       MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                        BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                    Salvatore J. Zizza
SENIOR VICE PRESIDENT                              CHAIRMAN
GABELLI & COMPANY, INC.                            HALLMARK ELECTRICAL
                                                   SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS
Mario J. Gabelli, CFA                              Bruce N. Alpert
PRESIDENT AND CHIEF                                VICE PRESIDENT AND TREASURER
INVESTMENT OFFICER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP
--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB444Q402SR


[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
EQUITY
INCOME
FUND

                                                            FIRST QUARTER REPORT
                                                               DECEMBER 31, 2002